MANAGEMENT OF FINANCIAL RISK - FINANCIAL DEBT WITH THIRD PARTY (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of risk management strategy related to hedge accounting [abstract]
Secured bank loans received	$ 400,035	$ 398,346
Notes and debentures issued	14,708	21,055
Unsecured bank loans received	39,498	56,392
Finance lease liabilities	5,527	10,498
Cash and cash equivalents	133,526	141,762	$ 194,035	$ 184,020
Contingent value instrument	0	0
Net debt	$ 326,242	$ 344,529